Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	59-1995548
Plan number	004
Participant loans	$ 50,254,104
Total Investments (Held at End of Year)	$ 7,069,487,601
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	$ 15,218,455
Common/Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	4,890,503,660
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	208,033,039
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	1,470,856,662
Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	44,852,835
U.S. Government Issued Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	20,963,481
Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Total Current Value	$ 368,805,365
Investment, Identifier [Axis]: Bonds | AAR Escrow Issuer LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 36,933
Investment, Identifier [Axis]: Bonds | AASET 2022-1A A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 113,684
Investment, Identifier [Axis]: Bonds | ACRISURE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 48,166
Investment, Identifier [Axis]: Bonds | ACUSHNET
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 30,586
Investment, Identifier [Axis]: Bonds | AEP TEXAS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 34,406
Investment, Identifier [Axis]: Bonds | ALLIANT ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 31,459
Investment, Identifier [Axis]: Bonds | ALLIANT HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 26,205
Investment, Identifier [Axis]: Bonds | ALLIED UNIVERSAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.88%
Total Current Value	$ 92,159
Investment, Identifier [Axis]: Bonds | ALTICE FRANCE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 14,652
Investment, Identifier [Axis]: Bonds | AMENTUM HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 27,122
Investment, Identifier [Axis]: Bonds | AMER AXLE & MFG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 20,690
Investment, Identifier [Axis]: Bonds | AMER AXLE & MFG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.75%
Total Current Value	$ 15,571
Investment, Identifier [Axis]: Bonds | AMERICAN AIRLINE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 42,008
Investment, Identifier [Axis]: Bonds | AMERICAN AIRLINE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.50%
Total Current Value	$ 26,434
Investment, Identifier [Axis]: Bonds | AMERICAN EXPRESS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.02%
Total Current Value	$ 138,318
Investment, Identifier [Axis]: Bonds | AMERICAN HOMES 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 91,024
Investment, Identifier [Axis]: Bonds | AMERICAN TOWER 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.70%
Total Current Value	$ 33,090
Investment, Identifier [Axis]: Bonds | AMERICAN TOWER 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.55%
Total Current Value	$ 118,064
Investment, Identifier [Axis]: Bonds | AMPHENOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.30%
Total Current Value	$ 44,322
Investment, Identifier [Axis]: Bonds | AMRIZE FINANCE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.95%
Total Current Value	$ 26,897
Investment, Identifier [Axis]: Bonds | ANTERO MIDSTREAM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 45,420
Investment, Identifier [Axis]: Bonds | ANY GRP RE/REAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 18,984
Investment, Identifier [Axis]: Bonds | ANYWHERE RE/CO-I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 20,292
Investment, Identifier [Axis]: Bonds | APH/APH2/APH3/AQ
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.88%
Total Current Value	$ 20,477
Investment, Identifier [Axis]: Bonds | ARCHROCK LP/FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 36,894
Investment, Identifier [Axis]: Bonds | AREIT 2025-CRE10 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.35%
Total Current Value	$ 100,510
Investment, Identifier [Axis]: Bonds | ARIZONA PUB SERV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.90%
Total Current Value	$ 130,041
Investment, Identifier [Axis]: Bonds | ARROW ELECTRONIC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 63,559
Investment, Identifier [Axis]: Bonds | ARTHUR J GALLAGH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.85%
Total Current Value	$ 32,835
Investment, Identifier [Axis]: Bonds | AT&T INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.05%
Total Current Value	$ 18,803
Investment, Identifier [Axis]: Bonds | AT&T Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.50%
Total Current Value	$ 104,046
Investment, Identifier [Axis]: Bonds | ATHENE GLOBAL FU 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.72%
Total Current Value	$ 53,666
Investment, Identifier [Axis]: Bonds | ATHENE GLOBAL FU 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.03%
Total Current Value	$ 35,054
Investment, Identifier [Axis]: Bonds | AVIATION CAPITAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 88,192
Investment, Identifier [Axis]: Bonds | AVOLON HDGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 187,678
Investment, Identifier [Axis]: Bonds | AZORRA FINANCE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 43,513
Investment, Identifier [Axis]: Bonds | AZORRA FINANCE I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.75%
Total Current Value	$ 21,523
Investment, Identifier [Axis]: Bonds | AbbVie Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.70%
Total Current Value	$ 101,123
Investment, Identifier [Axis]: Bonds | Agree LP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 87,229
Investment, Identifier [Axis]: Bonds | Amgen Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 107,514
Investment, Identifier [Axis]: Bonds | AppLovin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 54,229
Investment, Identifier [Axis]: Bonds | ArcelorMittal SA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 63,676
Investment, Identifier [Axis]: Bonds | Atlassian Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 41,435
Investment, Identifier [Axis]: Bonds | AutoZone Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.13%
Total Current Value	$ 61,011
Investment, Identifier [Axis]: Bonds | BANK 2017-BNK6 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.76%
Total Current Value	$ 20,982
Investment, Identifier [Axis]: Bonds | BANK 2019-BN20 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.81%
Total Current Value	$ 56,299
Investment, Identifier [Axis]: Bonds | BANK 2020-BN27 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.14%
Total Current Value	$ 112,161
Investment, Identifier [Axis]: Bonds | BANK 2022-BNK39 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.18%
Total Current Value	$ 91,184
Investment, Identifier [Axis]: Bonds | BANK 2025-BNK50 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.34%
Total Current Value	$ 95,839
Investment, Identifier [Axis]: Bonds | BANK OF AMER CRP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.47%
Total Current Value	$ 45,840
Investment, Identifier [Axis]: Bonds | BANK OF AMER CRP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.74%
Total Current Value	$ 56,423
Investment, Identifier [Axis]: Bonds | BANK OF AMER CRP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 33,721
Investment, Identifier [Axis]: Bonds | BANK OF NY MELLO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.06%
Total Current Value	$ 99,570
Investment, Identifier [Axis]: Bonds | BANK5 2024-5YR10 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.64%
Total Current Value	$ 77,508
Investment, Identifier [Axis]: Bonds | BANK5 2024-5YR9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.61%
Total Current Value	$ 60,674
Investment, Identifier [Axis]: Bonds | BANK5 2025-5YR16 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 104,107
Investment, Identifier [Axis]: Bonds | BANK5 2025-5YR18 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 103,309
Investment, Identifier [Axis]: Bonds | BAT Capital Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.54%
Total Current Value	$ 44,917
Investment, Identifier [Axis]: Bonds | BAT Capital Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 64,871
Investment, Identifier [Axis]: Bonds | BAUSCH + LOMB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.38%
Total Current Value	$ 47,967
Investment, Identifier [Axis]: Bonds | BAUSCH HEALTH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 10,899
Investment, Identifier [Axis]: Bonds | BBCMS 2021-C11 ASB
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.11%
Total Current Value	$ 95,024
Investment, Identifier [Axis]: Bonds | BBCMS 2021-C12 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.69%
Total Current Value	$ 89,969
Investment, Identifier [Axis]: Bonds | BBCMS 2021-C9 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.30%
Total Current Value	$ 90,340
Investment, Identifier [Axis]: Bonds | BBCMS 2022-C16 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.60%
Total Current Value	$ 99,883
Investment, Identifier [Axis]: Bonds | BBCMS 2024-5C29 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.21%
Total Current Value	$ 60,933
Investment, Identifier [Axis]: Bonds | BBCMS 2024-C24 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.42%
Total Current Value	$ 104,896
Investment, Identifier [Axis]: Bonds | BBCMS 2025-5C34 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.66%
Total Current Value	$ 105,247
Investment, Identifier [Axis]: Bonds | BBIRD 2021-1A A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.44%
Total Current Value	$ 90,104
Investment, Identifier [Axis]: Bonds | BELL CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 35,908
Investment, Identifier [Axis]: Bonds | BFLD 2025-FPM A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.01%
Total Current Value	$ 101,670
Investment, Identifier [Axis]: Bonds | BIOGEN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.05%
Total Current Value	$ 126,665
Investment, Identifier [Axis]: Bonds | BLOCK FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 67,679
Investment, Identifier [Axis]: Bonds | BMARK 2019-B11 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.28%
Total Current Value	$ 97,130
Investment, Identifier [Axis]: Bonds | BMARK 2020-B19 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.15%
Total Current Value	$ 84,703
Investment, Identifier [Axis]: Bonds | BMARK 2021-B31 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.67%
Total Current Value	$ 89,927
Investment, Identifier [Axis]: Bonds | BMARK 2022-B32 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.41%
Total Current Value	$ 88,427
Investment, Identifier [Axis]: Bonds | BMARK 2024-V11 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.91%
Total Current Value	$ 65,513
Investment, Identifier [Axis]: Bonds | BMARK 2024-V8 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.19%
Total Current Value	$ 65,833
Investment, Identifier [Axis]: Bonds | BMARK 2024-V9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.60%
Total Current Value	$ 104,444
Investment, Identifier [Axis]: Bonds | BMARK 2025-V15 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.17%
Total Current Value	$ 105,584
Investment, Identifier [Axis]: Bonds | BMARK 2025-V17 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.07%
Total Current Value	$ 65,899
Investment, Identifier [Axis]: Bonds | BMARK 2025-V18 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.59%
Total Current Value	$ 103,564
Investment, Identifier [Axis]: Bonds | BMO 2024-5C6 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.32%
Total Current Value	$ 59,945
Investment, Identifier [Axis]: Bonds | BMO 2024-5C7 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.89%
Total Current Value	$ 44,454
Investment, Identifier [Axis]: Bonds | BMO 2025-5C11 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.94%
Total Current Value	$ 78,485
Investment, Identifier [Axis]: Bonds | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.50%
Total Current Value	$ 115,852
Investment, Identifier [Axis]: Bonds | BROWN & BROWN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 26,064
Investment, Identifier [Axis]: Bonds | BUCKEYE PARTNERS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 32,351
Investment, Identifier [Axis]: Bonds | BUILDERS FIRSTSO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 47,539
Investment, Identifier [Axis]: Bonds | BUILDERS FIRSTSO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 31,662
Investment, Identifier [Axis]: Bonds | BUNGE LTD FIN CP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.65%
Total Current Value	$ 72,638
Investment, Identifier [Axis]: Bonds | BURLINGTON NORTH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 56,195
Investment, Identifier [Axis]: Bonds | BX 2025-ARIA C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.52%
Total Current Value	$ 101,324
Investment, Identifier [Axis]: Bonds | Black Hills Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 118,302
Investment, Identifier [Axis]: Bonds | CAESARS ENT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 44,364
Investment, Identifier [Axis]: Bonds | CAMPBELLS CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.40%
Total Current Value	$ 60,997
Investment, Identifier [Axis]: Bonds | CARDINAL HEALTH 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.60%
Total Current Value	$ 50,964
Investment, Identifier [Axis]: Bonds | CARDINAL HEALTH 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 6,939
Investment, Identifier [Axis]: Bonds | CARLISLE COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.55%
Total Current Value	$ 26,894
Investment, Identifier [Axis]: Bonds | CARNIVAL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 26,347
Investment, Identifier [Axis]: Bonds | CARNIVAL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.13%
Total Current Value	$ 21,471
Investment, Identifier [Axis]: Bonds | CCL INDS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.05%
Total Current Value	$ 61,535
Investment, Identifier [Axis]: Bonds | CCO HOLDINGS LLC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.25%
Total Current Value	$ 17,416
Investment, Identifier [Axis]: Bonds | CCO HOLDINGS LLC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.75%
Total Current Value	$ 23,362
Investment, Identifier [Axis]: Bonds | CCO HOLDINGS LLC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.13%
Total Current Value	$ 25,194
Investment, Identifier [Axis]: Bonds | CCO HOLDINGS LLC 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.75%
Total Current Value	$ 38,860
Investment, Identifier [Axis]: Bonds | CELANESE US HLDS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 10,195
Investment, Identifier [Axis]: Bonds | CELANESE US HLDS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 10,099
Investment, Identifier [Axis]: Bonds | CGCMT 2022-GC48 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.58%
Total Current Value	$ 100,250
Investment, Identifier [Axis]: Bonds | CGMS 2024-2A D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.71%
Total Current Value	$ 515,245
Investment, Identifier [Axis]: Bonds | CHENIERE ENERGY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.63%
Total Current Value	$ 109,918
Investment, Identifier [Axis]: Bonds | CHENIERE ENERGY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.65%
Total Current Value	$ 66,136
Investment, Identifier [Axis]: Bonds | CHENIERE ENERGYP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Total Current Value	$ 61,219
Investment, Identifier [Axis]: Bonds | CHORD ENERGY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 36,913
Investment, Identifier [Axis]: Bonds | CHORD ENERGY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 20,625
Investment, Identifier [Axis]: Bonds | CHS/COMMUNITY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 30,938
Investment, Identifier [Axis]: Bonds | CIFC 2020-3A A1R2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.07%
Total Current Value	$ 505,094
Investment, Identifier [Axis]: Bonds | CIPHER COMPUTE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.13%
Total Current Value	$ 20,549
Investment, Identifier [Axis]: Bonds | CITIGROUP INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.95%
Total Current Value	$ 54,547
Investment, Identifier [Axis]: Bonds | CITIGROUP INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 37,634
Investment, Identifier [Axis]: Bonds | CITIGROUP INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 33,553
Investment, Identifier [Axis]: Bonds | CLARIOS GLOBAL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 58,963
Investment, Identifier [Axis]: Bonds | CLARIOS GLOBAL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 58,212
Investment, Identifier [Axis]: Bonds | CLD SFTWR GRP IN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.00%
Total Current Value	$ 15,974
Investment, Identifier [Axis]: Bonds | CLD SFTWR GRP IN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 15,253
Investment, Identifier [Axis]: Bonds | CLEAR CHANNEL OU 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.50%
Total Current Value	$ 20,002
Investment, Identifier [Axis]: Bonds | CLEAR CHANNEL OU 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.13%
Total Current Value	$ 37,792
Investment, Identifier [Axis]: Bonds | CLYDESDALE ACQUI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 52,160
Investment, Identifier [Axis]: Bonds | CMS ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 31,028
Investment, Identifier [Axis]: Bonds | CNX RESOURCES CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 20,714
Investment, Identifier [Axis]: Bonds | COLONIAL ENT INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 38,677
Investment, Identifier [Axis]: Bonds | COMMONWEALTH EDI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.95%
Total Current Value	$ 126,525
Investment, Identifier [Axis]: Bonds | CONSUMERS ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 37,516
Investment, Identifier [Axis]: Bonds | COREWEAVE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.25%
Total Current Value	$ 18,770
Investment, Identifier [Axis]: Bonds | CORNERSTONE BU
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.50%
Total Current Value	$ 15,534
Investment, Identifier [Axis]: Bonds | COUGAR JV SUBSID
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.00%
Total Current Value	$ 16,246
Investment, Identifier [Axis]: Bonds | CRH AMERICA FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.40%
Total Current Value	$ 62,739
Investment, Identifier [Axis]: Bonds | CSAIL 2017-CX9 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.58%
Total Current Value	$ 10,563
Investment, Identifier [Axis]: Bonds | CSMC 2021-B33 B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.64%
Total Current Value	$ 89,916
Investment, Identifier [Axis]: Bonds | CSX Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.80%
Total Current Value	$ 103,690
Investment, Identifier [Axis]: Bonds | CYRUS 2024-2A A2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 122,327
Investment, Identifier [Axis]: Bonds | Carnival Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.13%
Total Current Value	$ 22,181
Investment, Identifier [Axis]: Bonds | Citigroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.06%
Total Current Value	$ 121,772
Investment, Identifier [Axis]: Bonds | CommScope LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.50%
Total Current Value	$ 5,076
Investment, Identifier [Axis]: Bonds | DAFC 2017-AMO A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.64%
Total Current Value	$ 97,612
Investment, Identifier [Axis]: Bonds | DEALER TIRE LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.00%
Total Current Value	$ 25,968
Investment, Identifier [Axis]: Bonds | DIRECTV FIN/DTV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 17,487
Investment, Identifier [Axis]: Bonds | DIRECTV FINANCIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.88%
Total Current Value	$ 31,146
Investment, Identifier [Axis]: Bonds | DISH DBS Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.13%
Total Current Value	$ 13,390
Investment, Identifier [Axis]: Bonds | DISH DBS Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 24,679
Investment, Identifier [Axis]: Bonds | DNFRA 2021-1A B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.36%
Total Current Value	$ 487,576
Investment, Identifier [Axis]: Bonds | DORNOCH DEBT MER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 13,215
Investment, Identifier [Axis]: Bonds | DPABS 2025-1A A2II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.22%
Total Current Value	$ 101,945
Investment, Identifier [Axis]: Bonds | DT MIDSTREAM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.13%
Total Current Value	$ 32,641
Investment, Identifier [Axis]: Bonds | DTE Energy Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.85%
Total Current Value	$ 92,177
Investment, Identifier [Axis]: Bonds | DUKE ENERGY COR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 37,005
Investment, Identifier [Axis]: Bonds | DUKE ENERGY COR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.80%
Total Current Value	$ 85,671
Investment, Identifier [Axis]: Bonds | Dcli Bidco LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.75%
Total Current Value	$ 36,352
Investment, Identifier [Axis]: Bonds | Dell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 31,619
Investment, Identifier [Axis]: Bonds | EASTERN ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.65%
Total Current Value	$ 60,767
Investment, Identifier [Axis]: Bonds | ELEMENT FLEET MA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.04%
Total Current Value	$ 63,193
Investment, Identifier [Axis]: Bonds | ELEVANCE HEALTH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.55%
Total Current Value	$ 34,387
Investment, Identifier [Axis]: Bonds | ELLUCIAN HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 30,827
Investment, Identifier [Axis]: Bonds | EMRLD BOR / EMRD 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 43,438
Investment, Identifier [Axis]: Bonds | EMRLD BOR / EMRD 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 73,199
Investment, Identifier [Axis]: Bonds | ENERGIZER HLDGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 24,424
Investment, Identifier [Axis]: Bonds | ENTERGY LA LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.80%
Total Current Value	$ 124,151
Investment, Identifier [Axis]: Bonds | ESSENTIAL PROPER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.40%
Total Current Value	$ 36,246
Investment, Identifier [Axis]: Bonds | EXPAND ENRGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 37,747
Investment, Identifier [Axis]: Bonds | EXPEDIA GRP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.80%
Total Current Value	$ 112,082
Investment, Identifier [Axis]: Bonds | EXTRA SPACE STOR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.40%
Total Current Value	$ 61,681
Investment, Identifier [Axis]: Bonds | EchoStar Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.75%
Total Current Value	$ 22,317
Investment, Identifier [Axis]: Bonds | Equinix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.95%
Total Current Value	$ 62,602
Investment, Identifier [Axis]: Bonds | FERTITTA ENT LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 14,739
Investment, Identifier [Axis]: Bonds | FG G61645
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.00%
Total Current Value	$ 26,814
Investment, Identifier [Axis]: Bonds | FIRST IND LP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 82,233
Investment, Identifier [Axis]: Bonds | FLASH COMPUTE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 29,772
Investment, Identifier [Axis]: Bonds | FLEX LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 33,171
Investment, Identifier [Axis]: Bonds | FLORIDA GAS TRAN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 27,882
Investment, Identifier [Axis]: Bonds | FLOWERS FOODS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 60,282
Investment, Identifier [Axis]: Bonds | FN AR8604
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 225,411
Investment, Identifier [Axis]: Bonds | FN BR2217
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 313,604
Investment, Identifier [Axis]: Bonds | FN BS4941
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.46%
Total Current Value	$ 261,118
Investment, Identifier [Axis]: Bonds | FN BZ1438
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.97%
Total Current Value	$ 975,908
Investment, Identifier [Axis]: Bonds | FN BZ4013
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.48%
Total Current Value	$ 385,578
Investment, Identifier [Axis]: Bonds | FN BZ4558
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.60%
Total Current Value	$ 387,270
Investment, Identifier [Axis]: Bonds | FN CB2168
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 162,372
Investment, Identifier [Axis]: Bonds | FN CB7272
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 220,261
Investment, Identifier [Axis]: Bonds | FN CB7335
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 308,096
Investment, Identifier [Axis]: Bonds | FN CB8138
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 111,324
Investment, Identifier [Axis]: Bonds | FN CB8692
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 330,431
Investment, Identifier [Axis]: Bonds | FN DC9234
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 311,752
Investment, Identifier [Axis]: Bonds | FN FA0372
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 484,999
Investment, Identifier [Axis]: Bonds | FN FA1142
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 565,453
Investment, Identifier [Axis]: Bonds | FN FA1144
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 140,811
Investment, Identifier [Axis]: Bonds | FN FA2724
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 565,323
Investment, Identifier [Axis]: Bonds | FN FM9934
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 212,241
Investment, Identifier [Axis]: Bonds | FN FS5420
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 265,473
Investment, Identifier [Axis]: Bonds | FN FS5875
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 266,308
Investment, Identifier [Axis]: Bonds | FN FS6309
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 219,160
Investment, Identifier [Axis]: Bonds | FN FS8999
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 281,488
Investment, Identifier [Axis]: Bonds | FN FS9728
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 163,447
Investment, Identifier [Axis]: Bonds | FN MA4492
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Total Current Value	$ 491,303
Investment, Identifier [Axis]: Bonds | FN MA4709
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 163,736
Investment, Identifier [Axis]: Bonds | FN MA4805
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 292,254
Investment, Identifier [Axis]: Bonds | FNR 2018-21 PO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.00%
Total Current Value	$ 91,061
Investment, Identifier [Axis]: Bonds | FR SD0905
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 326,950
Investment, Identifier [Axis]: Bonds | FR SD1084
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.50%
Total Current Value	$ 567,081
Investment, Identifier [Axis]: Bonds | FR SD2347
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 267,836
Investment, Identifier [Axis]: Bonds | FR SD2912
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 469,969
Investment, Identifier [Axis]: Bonds | FR SD3803
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Total Current Value	$ 287,977
Investment, Identifier [Axis]: Bonds | FR SD3892
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 386,461
Investment, Identifier [Axis]: Bonds | FR SD4301
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 288,390
Investment, Identifier [Axis]: Bonds | FR SD5249
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 331,628
Investment, Identifier [Axis]: Bonds | FR SD5573
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 675,527
Investment, Identifier [Axis]: Bonds | FR SD5677
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 276,462
Investment, Identifier [Axis]: Bonds | FR SD6815
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 441,212
Investment, Identifier [Axis]: Bonds | FR SD7538
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Total Current Value	$ 133,178
Investment, Identifier [Axis]: Bonds | FR SD7553
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 176,572
Investment, Identifier [Axis]: Bonds | FR SD7564
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 278,960
Investment, Identifier [Axis]: Bonds | FR SD7568
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 429,027
Investment, Identifier [Axis]: Bonds | FR SD8146
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Total Current Value	$ 479,404
Investment, Identifier [Axis]: Bonds | FR SD8161
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 922,017
Investment, Identifier [Axis]: Bonds | FR SD8245
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 348,754
Investment, Identifier [Axis]: Bonds | FR SD8276
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 379,032
Investment, Identifier [Axis]: Bonds | FR SL1712
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 483,138
Investment, Identifier [Axis]: Bonds | FREE MTGE HOLD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.38%
Total Current Value	$ 10,744
Investment, Identifier [Axis]: Bonds | FSRIA 2025-FL10 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.12%
Total Current Value	$ 100,424
Investment, Identifier [Axis]: Bonds | FTAI AVIATION IN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 15,443
Investment, Identifier [Axis]: Bonds | FULL HOUSE RESOR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.25%
Total Current Value	$ 13,555
Investment, Identifier [Axis]: Bonds | Fiserv Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 111,277
Investment, Identifier [Axis]: Bonds | GARDA SECURITY 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.25%
Total Current Value	$ 79,103
Investment, Identifier [Axis]: Bonds | GARDA SECURITY 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.38%
Total Current Value	$ 46,385
Investment, Identifier [Axis]: Bonds | GARDA SECURITY 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 25,795
Investment, Identifier [Axis]: Bonds | GATX Corp 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 25,969
Investment, Identifier [Axis]: Bonds | GATX Corp 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 35,983
Investment, Identifier [Axis]: Bonds | GE HEALTHCARE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.80%
Total Current Value	$ 63,790
Investment, Identifier [Axis]: Bonds | GENESEE & WYOMIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 47,056
Investment, Identifier [Axis]: Bonds | GGAM Finance Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 36,897
Investment, Identifier [Axis]: Bonds | GLB AIR LEASE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.75%
Total Current Value	$ 133,433
Investment, Identifier [Axis]: Bonds | GLOBAL PAY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.55%
Total Current Value	$ 31,049
Investment, Identifier [Axis]: Bonds | GOLDMAN SACHS GP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.85%
Total Current Value	$ 31,052
Investment, Identifier [Axis]: Bonds | GOLDMAN SACHS GP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.37%
Total Current Value	$ 64,405
Investment, Identifier [Axis]: Bonds | GOLDMAN SACHS GP 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.94%
Total Current Value	$ 63,171
Investment, Identifier [Axis]: Bonds | GRAHAM HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 35,626
Investment, Identifier [Axis]: Bonds | GRAY MEDIA 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.63%
Total Current Value	$ 27,053
Investment, Identifier [Axis]: Bonds | GRAY MEDIA 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 26,346
Investment, Identifier [Axis]: Bonds | GSKY 2025-3A D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 150,174
Investment, Identifier [Axis]: Bonds | GUARDIAN LIFE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.80%
Total Current Value	$ 54,630
Investment, Identifier [Axis]: Bonds | GULFPORT ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 42,257
Investment, Identifier [Axis]: Bonds | GULFSTREAM NAT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.60%
Total Current Value	$ 38,923
Investment, Identifier [Axis]: Bonds | Goat Holdco LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 26,400
Investment, Identifier [Axis]: Bonds | Griffon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 76,624
Investment, Identifier [Axis]: Bonds | HART 2024-C C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.86%
Total Current Value	$ 203,404
Investment, Identifier [Axis]: Bonds | HARVEST MIDSTREA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.50%
Total Current Value	$ 36,846
Investment, Identifier [Axis]: Bonds | HERC HOLDINGS 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 26,403
Investment, Identifier [Axis]: Bonds | HERC HOLDINGS 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 10,178
Investment, Identifier [Axis]: Bonds | HERC HOLDINGS 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 10,164
Investment, Identifier [Axis]: Bonds | HILCORP ENERGY I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 24,459
Investment, Identifier [Axis]: Bonds | HP ENTERPRISE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 124,263
Investment, Identifier [Axis]: Bonds | HUB INTL LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 15,806
Investment, Identifier [Axis]: Bonds | HUBBELL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.80%
Total Current Value	$ 36,007
Investment, Identifier [Axis]: Bonds | HYUNDAI CAP AMER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.30%
Total Current Value	$ 114,664
Investment, Identifier [Axis]: Bonds | ILLUMINA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.75%
Total Current Value	$ 52,759
Investment, Identifier [Axis]: Bonds | IQVIA Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 72,411
Investment, Identifier [Axis]: Bonds | JBS HLD/FD/LUX
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.75%
Total Current Value	$ 86,886
Investment, Identifier [Axis]: Bonds | JETBLUE AIRW/LOY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.88%
Total Current Value	$ 10,114
Investment, Identifier [Axis]: Bonds | JPMORGAN CHASE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.14%
Total Current Value	$ 53,866
Investment, Identifier [Axis]: Bonds | JPMORGAN CHASE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.10%
Total Current Value	$ 120,951
Investment, Identifier [Axis]: Bonds | JPMORGAN CHASE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.58%
Total Current Value	$ 42,372
Investment, Identifier [Axis]: Bonds | JPMORGAN CHASE 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.81%
Total Current Value	$ 66,169
Investment, Identifier [Axis]: Bonds | KENTUCKY UTIL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.85%
Total Current Value	$ 26,819
Investment, Identifier [Axis]: Bonds | KINDER MORGAN EN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.95%
Total Current Value	$ 32,389
Investment, Identifier [Axis]: Bonds | KODIAK GAS SERVI 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 74,784
Investment, Identifier [Axis]: Bonds | KODIAK GAS SERVI 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 15,640
Investment, Identifier [Axis]: Bonds | KODIAK GAS SERVI 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 15,756
Investment, Identifier [Axis]: Bonds | KROGER CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.65%
Total Current Value	$ 62,166
Investment, Identifier [Axis]: Bonds | KYNDRYL HOLDINGS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.10%
Total Current Value	$ 119,103
Investment, Identifier [Axis]: Bonds | LABORATORY CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.55%
Total Current Value	$ 113,195
Investment, Identifier [Axis]: Bonds | LAMAR MEDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 30,271
Investment, Identifier [Axis]: Bonds | LCCM 2017-LC26 C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.71%
Total Current Value	$ 94,238
Investment, Identifier [Axis]: Bonds | LEVEL 3 FIN INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 51,214
Investment, Identifier [Axis]: Bonds | LIFEPOINT HEALTH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.00%
Total Current Value	$ 32,150
Investment, Identifier [Axis]: Bonds | LIGHT & WONDER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 36,040
Investment, Identifier [Axis]: Bonds | LINDBLAD EXPEDIT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 26,728
Investment, Identifier [Axis]: Bonds | LINEAGE OP LP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 62,289
Investment, Identifier [Axis]: Bonds | LMRK 2025-1A A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.52%
Total Current Value	$ 151,940
Investment, Identifier [Axis]: Bonds | LNCR 2025-CRE8 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.12%
Total Current Value	$ 100,352
Investment, Identifier [Axis]: Bonds | LOCKHEED MARTIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 65,530
Investment, Identifier [Axis]: Bonds | Life Time Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 61,968
Investment, Identifier [Axis]: Bonds | Lowe's Cos Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 34,389
Investment, Identifier [Axis]: Bonds | MACQUARIE AIR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 62,791
Investment, Identifier [Axis]: Bonds | MACQUARIE AIR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 63,795
Investment, Identifier [Axis]: Bonds | MARRIOTT INTL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.30%
Total Current Value	$ 64,386
Investment, Identifier [Axis]: Bonds | MARRIOTT INTL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.50%
Total Current Value	$ 63,177
Investment, Identifier [Axis]: Bonds | MARVELL TECH INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.95%
Total Current Value	$ 121,771
Investment, Identifier [Axis]: Bonds | MATADOR RESOURC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 30,856
Investment, Identifier [Axis]: Bonds | MATTEL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 25,334
Investment, Identifier [Axis]: Bonds | MCGRAW-HILL ED 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 20,596
Investment, Identifier [Axis]: Bonds | MCGRAW-HILL ED 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.38%
Total Current Value	$ 10,804
Investment, Identifier [Axis]: Bonds | MEDLINE BOR/CO-I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 84,051
Investment, Identifier [Axis]: Bonds | MEDLINE BORROWER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 35,669
Investment, Identifier [Axis]: Bonds | MERCK & CO INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.70%
Total Current Value	$ 81,291
Investment, Identifier [Axis]: Bonds | META PLATFORMS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.40%
Total Current Value	$ 110,380
Investment, Identifier [Axis]: Bonds | METIS MERGER SUB
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 19,984
Investment, Identifier [Axis]: Bonds | MF1 2025-FL17 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.05%
Total Current Value	$ 100,465
Investment, Identifier [Axis]: Bonds | MICHAELS COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 9,713
Investment, Identifier [Axis]: Bonds | MIDWEST GMNG BOR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.88%
Total Current Value	$ 34,736
Investment, Identifier [Axis]: Bonds | MINERVA MERGER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 40,896
Investment, Identifier [Axis]: Bonds | MITR BRDN / MIWD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 36,494
Investment, Identifier [Axis]: Bonds | MOLEX ELECT TECH
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 70,433
Investment, Identifier [Axis]: Bonds | MORGAN STANLEY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.36%
Total Current Value	$ 32,169
Investment, Identifier [Axis]: Bonds | MOTOROLA SOLUTIO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 54,047
Investment, Identifier [Axis]: Bonds | MSAIC 2020-2A B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.21%
Total Current Value	$ 30,288
Investment, Identifier [Axis]: Bonds | MSBAM 2012-CKSV CK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.16%
Total Current Value	$ 131,068
Investment, Identifier [Axis]: Bonds | MVWOT 2021-1WA C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.94%
Total Current Value	$ 40,349
Investment, Identifier [Axis]: Bonds | Madison IAQ LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 79,591
Investment, Identifier [Axis]: Bonds | Mars Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.70%
Total Current Value	$ 61,387
Investment, Identifier [Axis]: Bonds | MasTec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.90%
Total Current Value	$ 63,809
Investment, Identifier [Axis]: Bonds | McDonald's Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 52,598
Investment, Identifier [Axis]: Bonds | MetLife Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.35%
Total Current Value	$ 53,691
Investment, Identifier [Axis]: Bonds | Morgan Stanley 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.95%
Total Current Value	$ 31,302
Investment, Identifier [Axis]: Bonds | Morgan Stanley 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.94%
Total Current Value	$ 62,365
Investment, Identifier [Axis]: Bonds | NABORS INDS INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.13%
Total Current Value	$ 21,750
Investment, Identifier [Axis]: Bonds | NABORS INDS INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.63%
Total Current Value	$ 14,915
Investment, Identifier [Axis]: Bonds | NATIONAL FUEL GA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.95%
Total Current Value	$ 25,574
Investment, Identifier [Axis]: Bonds | NAVTR 2021-1 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.77%
Total Current Value	$ 96,085
Investment, Identifier [Axis]: Bonds | NCL CORP 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 10,138
Investment, Identifier [Axis]: Bonds | NCL CORP 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 10,181
Investment, Identifier [Axis]: Bonds | NEPTUNE BIDCO US
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.38%
Total Current Value	$ 15,622
Investment, Identifier [Axis]: Bonds | NETAPP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 30,642
Investment, Identifier [Axis]: Bonds | NEW YORK LIFE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 31,122
Investment, Identifier [Axis]: Bonds | NEWELL BRANDS I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 14,790
Investment, Identifier [Axis]: Bonds | NEXTERA ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.90%
Total Current Value	$ 30,874
Investment, Identifier [Axis]: Bonds | NGL EN OP/FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.13%
Total Current Value	$ 15,735
Investment, Identifier [Axis]: Bonds | NISSAN MOTOR ACC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.13%
Total Current Value	$ 30,496
Investment, Identifier [Axis]: Bonds | NORTHROP GRUMMAN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 101,657
Investment, Identifier [Axis]: Bonds | NOVELIS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 16,015
Investment, Identifier [Axis]: Bonds | NRG Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 26,170
Investment, Identifier [Axis]: Bonds | NXP BV/NXP FDG
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.85%
Total Current Value	$ 52,266
Investment, Identifier [Axis]: Bonds | Netflix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.40%
Total Current Value	$ 81,192
Investment, Identifier [Axis]: Bonds | NiSource Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.35%
Total Current Value	$ 113,045
Investment, Identifier [Axis]: Bonds | NiSource Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.95%
Total Current Value	$ 30,510
Investment, Identifier [Axis]: Bonds | NiSource Inc 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.85%
Total Current Value	$ 51,625
Investment, Identifier [Axis]: Bonds | O'REILLY AUTOMOT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 59,505
Investment, Identifier [Axis]: Bonds | OCT34 2017-1A D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.65%
Total Current Value	$ 509,383
Investment, Identifier [Axis]: Bonds | OMEGA HEALTHCARE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.38%
Total Current Value	$ 64,485
Investment, Identifier [Axis]: Bonds | ONEMAIN FINANCE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.50%
Total Current Value	$ 31,874
Investment, Identifier [Axis]: Bonds | ONEMAIN FINANCE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 36,082
Investment, Identifier [Axis]: Bonds | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 46,876
Investment, Identifier [Axis]: Bonds | OSCAR 2021-2A A4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.27%
Total Current Value	$ 139,989
Investment, Identifier [Axis]: Bonds | Olin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 20,206
Investment, Identifier [Axis]: Bonds | Oracle Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 31,109
Investment, Identifier [Axis]: Bonds | Owens Corning
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.70%
Total Current Value	$ 54,842
Investment, Identifier [Axis]: Bonds | PANTHER ESCROW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.13%
Total Current Value	$ 31,201
Investment, Identifier [Axis]: Bonds | PARK INTERMED HL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 47,665
Investment, Identifier [Axis]: Bonds | PENNYMAC FIN SVC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.88%
Total Current Value	$ 16,023
Investment, Identifier [Axis]: Bonds | PENNYMAC FIN SVC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 21,125
Investment, Identifier [Axis]: Bonds | PENSKE TRUCK LE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 122,028
Investment, Identifier [Axis]: Bonds | PERMIAN RESR OPR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 61,034
Investment, Identifier [Axis]: Bonds | PHILIP MORRIS IN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 62,930
Investment, Identifier [Axis]: Bonds | PHILIP MORRIS IN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 59,029
Investment, Identifier [Axis]: Bonds | PHILLIPS EDIS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 70,535
Investment, Identifier [Axis]: Bonds | PNC FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.37%
Total Current Value	$ 43,165
Investment, Identifier [Axis]: Bonds | POST HOLDINGS IN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 98,062
Investment, Identifier [Axis]: Bonds | PRUDENTIAL FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 77,082
Investment, Identifier [Axis]: Bonds | PSEG POWER LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 42,231
Investment, Identifier [Axis]: Bonds | Paychex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.35%
Total Current Value	$ 124,664
Investment, Identifier [Axis]: Bonds | QNITY ELECTRONIC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 26,535
Investment, Identifier [Axis]: Bonds | QUANTA SERVICES
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 57,556
Investment, Identifier [Axis]: Bonds | QUEST DIAGNOSTIC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 119,785
Investment, Identifier [Axis]: Bonds | QUIKRETE HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 37,362
Investment, Identifier [Axis]: Bonds | QXO BLDG PRODUCT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 21,133
Investment, Identifier [Axis]: Bonds | Qorvo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.38%
Total Current Value	$ 49,654
Investment, Identifier [Axis]: Bonds | RADIOLOGY PARTNE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.50%
Total Current Value	$ 43,545
Investment, Identifier [Axis]: Bonds | REPUBLIC SVCS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 62,936
Investment, Identifier [Axis]: Bonds | RHP HOTEL PPTY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 47,091
Investment, Identifier [Axis]: Bonds | RIO TINTO FIN PL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 35,293
Investment, Identifier [Axis]: Bonds | RIVERS BOR/FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 68,290
Investment, Identifier [Axis]: Bonds | RIVERS LLC/CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 15,534
Investment, Identifier [Axis]: Bonds | ROCKET COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 26,942
Investment, Identifier [Axis]: Bonds | ROPER TECHNOLOGI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.25%
Total Current Value	$ 19,383
Investment, Identifier [Axis]: Bonds | ROYAL BK CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.31%
Total Current Value	$ 127,324
Investment, Identifier [Axis]: Bonds | ROYAL CARIBBEAN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 33,045
Investment, Identifier [Axis]: Bonds | ROYAL CARIBBEAN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 54,972
Investment, Identifier [Axis]: Bonds | ROYALTY PHARM 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 56,444
Investment, Identifier [Axis]: Bonds | ROYALTY PHARM 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.95%
Total Current Value	$ 39,468
Investment, Identifier [Axis]: Bonds | Rollins Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 27,022
Investment, Identifier [Axis]: Bonds | SABRE GLBL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.75%
Total Current Value	$ 13,279
Investment, Identifier [Axis]: Bonds | SCLGX 2025-1A A2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.67%
Total Current Value	$ 100,574
Investment, Identifier [Axis]: Bonds | SCLP 2025-3 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.47%
Total Current Value	$ 76,229
Investment, Identifier [Axis]: Bonds | SGCMS 2016-C5 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.81%
Total Current Value	$ 2,189
Investment, Identifier [Axis]: Bonds | SIRIUS XM RADIO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 51,813
Investment, Identifier [Axis]: Bonds | SLAM 2024-1A A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.34%
Total Current Value	$ 232,104
Investment, Identifier [Axis]: Bonds | SM Energy Co
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 30,386
Investment, Identifier [Axis]: Bonds | SOLSTICE ADVANCE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 5,118
Investment, Identifier [Axis]: Bonds | SONOCO PRODUCTS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.60%
Total Current Value	$ 59,384
Investment, Identifier [Axis]: Bonds | SOUTHERN CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 20,198
Investment, Identifier [Axis]: Bonds | SOUTHERN GAS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.05%
Total Current Value	$ 21,279
Investment, Identifier [Axis]: Bonds | SOUTHERN NAT GAS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 16,762
Investment, Identifier [Axis]: Bonds | SOUTHERN POWER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.90%
Total Current Value	$ 36,134
Investment, Identifier [Axis]: Bonds | STANDARD BUILDIN 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 21,096
Investment, Identifier [Axis]: Bonds | STANDARD BUILDIN 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 15,110
Investment, Identifier [Axis]: Bonds | STAR LEASING CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.63%
Total Current Value	$ 19,199
Investment, Identifier [Axis]: Bonds | STARWOOD PROP TR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 46,055
Investment, Identifier [Axis]: Bonds | STATION CAS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.63%
Total Current Value	$ 36,671
Investment, Identifier [Axis]: Bonds | STKPK 2022-1A AR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.26%
Total Current Value	$ 507,750
Investment, Identifier [Axis]: Bonds | STWD 2021-FL2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.05%
Total Current Value	$ 42,034
Investment, Identifier [Axis]: Bonds | SUN COMMUNITIES
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.70%
Total Current Value	$ 65,444
Investment, Identifier [Axis]: Bonds | SUZANO NETHERLAN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 37,332
Investment, Identifier [Axis]: Bonds | SWTCH 2024-2A B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.20%
Total Current Value	$ 252,327
Investment, Identifier [Axis]: Bonds | Sabre GLBL Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.63%
Total Current Value	$ 5,247
Investment, Identifier [Axis]: Bonds | Sabre GLBL Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.75%
Total Current Value	$ 11,242
Investment, Identifier [Axis]: Bonds | Seaspan Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 38,938
Investment, Identifier [Axis]: Bonds | Staples Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.75%
Total Current Value	$ 25,782
Investment, Identifier [Axis]: Bonds | T-Mobile USA Inc 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 59,390
Investment, Identifier [Axis]: Bonds | T-Mobile USA Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 35,651
Investment, Identifier [Axis]: Bonds | T-Mobile USA Inc 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 31,333
Investment, Identifier [Axis]: Bonds | TALEN ENERGY SUP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 20,630
Investment, Identifier [Axis]: Bonds | TALLGRASS NRG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.38%
Total Current Value	$ 15,977
Investment, Identifier [Axis]: Bonds | TALLGRASS NRG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 15,327
Investment, Identifier [Axis]: Bonds | TAYLOR MORRISON
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 31,130
Investment, Identifier [Axis]: Bonds | TELUS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.00%
Total Current Value	$ 64,435
Investment, Identifier [Axis]: Bonds | TENET HEALTHCARE 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.00%
Total Current Value	$ 5,187
Investment, Identifier [Axis]: Bonds | TENET HEALTHCARE 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 5,105
Investment, Identifier [Axis]: Bonds | TEXTRON INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.50%
Total Current Value	$ 62,725
Investment, Identifier [Axis]: Bonds | TORONTO DOM BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.93%
Total Current Value	$ 32,328
Investment, Identifier [Axis]: Bonds | TRANS-ALLEGHENY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.00%
Total Current Value	$ 125,064
Investment, Identifier [Axis]: Bonds | TRANSDIGM INC 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 51,615
Investment, Identifier [Axis]: Bonds | TRANSDIGM INC 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.25%
Total Current Value	$ 5,306
Investment, Identifier [Axis]: Bonds | TRANSDIGM INC 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 5,335
Investment, Identifier [Axis]: Bonds | TRAVELERS COS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.70%
Total Current Value	$ 26,174
Investment, Identifier [Axis]: Bonds | TRIDENT TPI HOLD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	12.75%
Total Current Value	$ 25,656
Investment, Identifier [Axis]: Bonds | TRITON CONTAINER
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.25%
Total Current Value	$ 56,075
Investment, Identifier [Axis]: Bonds | TRUIST FINANCIAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 118,112
Investment, Identifier [Axis]: Bonds | UBER TECHNOLOGIE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.80%
Total Current Value	$ 119,713
Investment, Identifier [Axis]: Bonds | UBSCM 2017-C4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.30%
Total Current Value	$ 90,558
Investment, Identifier [Axis]: Bonds | UKG Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 74,021
Investment, Identifier [Axis]: Bonds | UNITED NATURAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 101,999
Investment, Identifier [Axis]: Bonds | UNITED RENTAL NA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.38%
Total Current Value	$ 20,088
Investment, Identifier [Axis]: Bonds | UNITI / CSL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.63%
Total Current Value	$ 19,793
Investment, Identifier [Axis]: Bonds | UNIVISION COMM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.38%
Total Current Value	$ 25,505
Investment, Identifier [Axis]: Bonds | US Foods Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 61,899
Investment, Identifier [Axis]: Bonds | VAIL RESORTS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 15,700
Investment, Identifier [Axis]: Bonds | VALE OVERSEAS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.40%
Total Current Value	$ 52,124
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.50%
Total Current Value	$ 10,936
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 31,707
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.13%
Total Current Value	$ 10,227
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL L 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.13%
Total Current Value	$ 15,303
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL L 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.38%
Total Current Value	$ 20,040
Investment, Identifier [Axis]: Bonds | VENTURE GLOBAL L 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.88%
Total Current Value	$ 10,748
Investment, Identifier [Axis]: Bonds | VERALTO CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 32,850
Investment, Identifier [Axis]: Bonds | VERISK ANALYTICS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 62,865
Investment, Identifier [Axis]: Bonds | VERITIV OPERATIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	10.50%
Total Current Value	$ 27,138
Investment, Identifier [Axis]: Bonds | VERIZON COMM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.75%
Total Current Value	$ 77,949
Investment, Identifier [Axis]: Bonds | VERTIV GROUP COR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.13%
Total Current Value	$ 30,801
Investment, Identifier [Axis]: Bonds | VIC HLDG/VIC FIN
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.75%
Total Current Value	$ 76,002
Investment, Identifier [Axis]: Bonds | VICI PROPERTIES
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.63%
Total Current Value	$ 121,278
Investment, Identifier [Axis]: Bonds | VIK CRUISES LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.88%
Total Current Value	$ 51,483
Investment, Identifier [Axis]: Bonds | VIPER ENERGY PAR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.90%
Total Current Value	$ 21,706
Investment, Identifier [Axis]: Bonds | VIRGINIA EL&PWR 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.55%
Total Current Value	$ 42,620
Investment, Identifier [Axis]: Bonds | VIRGINIA EL&PWR 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.60%
Total Current Value	$ 24,736
Investment, Identifier [Axis]: Bonds | VISTRA OPERATION 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.38%
Total Current Value	$ 63,695
Investment, Identifier [Axis]: Bonds | VISTRA OPERATION 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.75%
Total Current Value	$ 21,520
Investment, Identifier [Axis]: Bonds | VOYAGER PARENT L
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.25%
Total Current Value	$ 33,594
Investment, Identifier [Axis]: Bonds | VSP OPTICAL GROU
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.45%
Total Current Value	$ 46,581
Investment, Identifier [Axis]: Bonds | VT Topco Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.50%
Total Current Value	$ 27,031
Investment, Identifier [Axis]: Bonds | VeriSign Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 76,418
Investment, Identifier [Axis]: Bonds | Videotron Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.70%
Total Current Value	$ 63,996
Investment, Identifier [Axis]: Bonds | Vital Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.88%
Total Current Value	$ 10,026
Investment, Identifier [Axis]: Bonds | WAND NEWCO 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.63%
Total Current Value	$ 16,362
Investment, Identifier [Axis]: Bonds | WARNERMEDIA HLDG 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.28%
Total Current Value	$ 8,917
Investment, Identifier [Axis]: Bonds | WARNERMEDIA HLDG 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.05%
Total Current Value	$ 10,817
Investment, Identifier [Axis]: Bonds | WARNERMEDIA HLDG 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.05%
Total Current Value	$ 19,697
Investment, Identifier [Axis]: Bonds | WASTE CONNECT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.25%
Total Current Value	$ 53,289
Investment, Identifier [Axis]: Bonds | WATCO COS LLC/FI
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.13%
Total Current Value	$ 32,327
Investment, Identifier [Axis]: Bonds | WAYFAIR LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 20,788
Investment, Identifier [Axis]: Bonds | WBI OPERATING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 50,605
Investment, Identifier [Axis]: Bonds | WEATHERFORD INTE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.75%
Total Current Value	$ 52,029
Investment, Identifier [Axis]: Bonds | WEC ENERGY GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 43,672
Investment, Identifier [Axis]: Bonds | WELLS FARGO CO 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.15%
Total Current Value	$ 187,592
Investment, Identifier [Axis]: Bonds | WELLS FARGO CO 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.89%
Total Current Value	$ 66,770
Investment, Identifier [Axis]: Bonds | WESCO DISTRIBUT
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.38%
Total Current Value	$ 21,270
Investment, Identifier [Axis]: Bonds | WESTINGHOUSE AIR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.90%
Total Current Value	$ 120,423
Investment, Identifier [Axis]: Bonds | WFCM 2017-C38 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.90%
Total Current Value	$ 24,321
Investment, Identifier [Axis]: Bonds | WFCM 2019-C50 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.47%
Total Current Value	$ 96,435
Investment, Identifier [Axis]: Bonds | WFCM 2020-C57 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.12%
Total Current Value	$ 91,236
Investment, Identifier [Axis]: Bonds | WFCM 2020-C58 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.81%
Total Current Value	$ 87,802
Investment, Identifier [Axis]: Bonds | WFCM 2021-C59 XA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.48%
Total Current Value	$ 46,541
Investment, Identifier [Axis]: Bonds | WFCM 2021-C60 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.06%
Total Current Value	$ 111,229
Investment, Identifier [Axis]: Bonds | WFCM 2025-5C4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.67%
Total Current Value	$ 105,075
Investment, Identifier [Axis]: Bonds | WFCM 2025-5C6 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.58%
Total Current Value	$ 82,899
Investment, Identifier [Axis]: Bonds | WHIRLPOOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.50%
Total Current Value	$ 24,333
Investment, Identifier [Axis]: Bonds | WILLIS NORTH AME
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.55%
Total Current Value	$ 35,097
Investment, Identifier [Axis]: Bonds | WINDR 2021-3A D1AR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	6.88%
Total Current Value	$ 507,871
Investment, Identifier [Axis]: Bonds | WINDST SERVI/ESC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	8.25%
Total Current Value	$ 10,713
Investment, Identifier [Axis]: Bonds | WINDSTREAM SERV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.50%
Total Current Value	$ 10,437
Investment, Identifier [Axis]: Bonds | WR GRACE HOLDING
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.63%
Total Current Value	$ 34,196
Investment, Identifier [Axis]: Bonds | Wayfair LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.25%
Total Current Value	$ 21,200
Investment, Identifier [Axis]: Bonds | XPO Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	7.13%
Total Current Value	$ 36,844
Investment, Identifier [Axis]: Bonds | ZIMMER BIOMET
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	5.20%
Total Current Value	$ 120,093
Investment, Identifier [Axis]: Bonds | Zoetis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	4.70%
Total Current Value	$ 23,449
Investment, Identifier [Axis]: Cash Equivalents | Brown Brothers Harriman U.S. Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,109,634
Total Current Value	$ 9,109,634
Investment, Identifier [Axis]: Cash Equivalents | Fidelity® Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,085,701
Total Current Value	$ 3,085,701
Investment, Identifier [Axis]: Cash Equivalents | PIMCO Private Account Portfolio Series Short-Term Floating NAV Portfolio II
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	351,736
Total Current Value	$ 3,023,120
Investment, Identifier [Axis]: Common Stock | ADYEN BV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,006
Total Current Value	$ 1,624,563
Investment, Identifier [Axis]: Common Stock | AIR PRODUCTS AND CHEMICAL
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	19,720
Total Current Value	$ 4,871,234
Investment, Identifier [Axis]: Common Stock | ALPHABET INC CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	43,318
Total Current Value	$ 13,558,534
Investment, Identifier [Axis]: Common Stock | ALPHABET INC CL C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	160,995
Total Current Value	$ 50,520,231
Investment, Identifier [Axis]: Common Stock | ALTRIA GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	53,519
Total Current Value	$ 3,085,906
Investment, Identifier [Axis]: Common Stock | AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	250,669
Total Current Value	$ 57,859,419
Investment, Identifier [Axis]: Common Stock | APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	326,324
Total Current Value	$ 88,714,443
Investment, Identifier [Axis]: Common Stock | ASML HOLDING NV NY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	6,911
Total Current Value	$ 7,393,802
Investment, Identifier [Axis]: Common Stock | Aaon Inc COM
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	32,006
Total Current Value	$ 2,440,457
Investment, Identifier [Axis]: Common Stock | Agilysys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	14,285
Total Current Value	$ 1,697,629
Investment, Identifier [Axis]: Common Stock | Alarm.com Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	22,493
Total Current Value	$ 1,147,593
Investment, Identifier [Axis]: Common Stock | Axos Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	12,727
Total Current Value	$ 1,096,558
Investment, Identifier [Axis]: Common Stock | Azenta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,917
Total Current Value	$ 296,579
Investment, Identifier [Axis]: Common Stock | BERKSHIRE HATHAWAY INC DE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	10,497
Total Current Value	$ 5,276,317
Investment, Identifier [Axis]: Common Stock | BLACKROCK INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,804
Total Current Value	$ 6,212,253
Investment, Identifier [Axis]: Common Stock | BOOKING HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,553
Total Current Value	$ 8,316,827
Investment, Identifier [Axis]: Common Stock | BROADCOM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	129,522
Total Current Value	$ 44,827,564
Investment, Identifier [Axis]: Common Stock | Balchem Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,521
Total Current Value	$ 2,380,301
Investment, Identifier [Axis]: Common Stock | Bio-Techne Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	17,807
Total Current Value	$ 1,047,230
Investment, Identifier [Axis]: Common Stock | Biolife Solutions Inc. COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,381
Total Current Value	$ 371,913
Investment, Identifier [Axis]: Common Stock | Blackbaud Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	21,190
Total Current Value	$ 1,341,751
Investment, Identifier [Axis]: Common Stock | Blackline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	14,873
Total Current Value	$ 822,328
Investment, Identifier [Axis]: Common Stock | Bright Horizons Family Solutions Inc Del
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	17,032
Total Current Value	$ 1,727,045
Investment, Identifier [Axis]: Common Stock | CARVANA CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	85,637
Total Current Value	$ 36,140,527
Investment, Identifier [Axis]: Common Stock | CARVANA CO 144A 20230901 9% 20300601
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.00%
Total Current Value	$ 598,385
Investment, Identifier [Axis]: Common Stock | CARVANA CO 144A 20230901 9% 20310601
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	9.00%
Total Current Value	$ 880,864
Investment, Identifier [Axis]: Common Stock | CBIZ Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,807
Total Current Value	$ 393,863
Investment, Identifier [Axis]: Common Stock | CHEVRON CORPORATION
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	31,028
Total Current Value	$ 4,728,977
Investment, Identifier [Axis]: Common Stock | CHIPOTLE MEXICAN GRILL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	105,229
Total Current Value	$ 3,893,473
Investment, Identifier [Axis]: Common Stock | CHUBB LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	25,664
Total Current Value	$ 8,010,248
Investment, Identifier [Axis]: Common Stock | CHUBB LTD SWITZ
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,836
Total Current Value	$ 2,757,892
Investment, Identifier [Axis]: Common Stock | CINCINNATI FINL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	20,607
Total Current Value	$ 3,365,535
Investment, Identifier [Axis]: Common Stock | CINTAS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	10,381
Total Current Value	$ 1,952,355
Investment, Identifier [Axis]: Common Stock | CISCO SYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	60,379
Total Current Value	$ 4,650,994
Investment, Identifier [Axis]: Common Stock | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	30,606
Total Current Value	$ 2,418,486
Investment, Identifier [Axis]: Common Stock | CONSTELLATION ENERGY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	13,177
Total Current Value	$ 4,655,039
Investment, Identifier [Axis]: Common Stock | CORNING INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	93,623
Total Current Value	$ 8,197,630
Investment, Identifier [Axis]: Common Stock | CROWDSTRIKE HOLDINGS INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,485
Total Current Value	$ 3,508,669
Investment, Identifier [Axis]: Common Stock | CROWN CASTLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	23,869
Total Current Value	$ 2,121,238
Investment, Identifier [Axis]: Common Stock | CUMMINS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	10,121
Total Current Value	$ 5,166,264
Investment, Identifier [Axis]: Common Stock | Casella Waste Systems, Inc. CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	24,425
Total Current Value	$ 2,392,185
Investment, Identifier [Axis]: Common Stock | Certara Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	97,454
Total Current Value	$ 858,570
Investment, Identifier [Axis]: Common Stock | Construction Partners Inc. COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	33,329
Total Current Value	$ 3,617,863
Investment, Identifier [Axis]: Common Stock | DATABRICKS SER G CVT PFD STCK PP 39991230
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,545
Total Current Value	$ 863,550
Investment, Identifier [Axis]: Common Stock | DATADOG INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	10,237
Total Current Value	$ 1,392,130
Investment, Identifier [Axis]: Common Stock | DOMINION ENERGY INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	87,896
Total Current Value	$ 5,149,827
Investment, Identifier [Axis]: Common Stock | DOORDASH INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	18,590
Total Current Value	$ 4,210,263
Investment, Identifier [Axis]: Common Stock | Danaher Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,625,007
Total Current Value	$ 371,996,602
Investment, Identifier [Axis]: Common Stock | Descartes Systems Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	25,200
Total Current Value	$ 2,209,032
Investment, Identifier [Axis]: Common Stock | Digi International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	29,806
Total Current Value	$ 1,290,302
Investment, Identifier [Axis]: Common Stock | Donaldson Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	12,654
Total Current Value	$ 1,121,904
Investment, Identifier [Axis]: Common Stock | Dorman Products Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,841
Total Current Value	$ 965,933
Investment, Identifier [Axis]: Common Stock | ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	26,284
Total Current Value	$ 28,246,889
Investment, Identifier [Axis]: Common Stock | ESCO Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,240
Total Current Value	$ 2,977,744
Investment, Identifier [Axis]: Common Stock | Eplus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,902
Total Current Value	$ 1,394,605
Investment, Identifier [Axis]: Common Stock | ExlService Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	78,703
Total Current Value	$ 3,340,155
Investment, Identifier [Axis]: Common Stock | Exponent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	29,344
Total Current Value	$ 2,038,234
Investment, Identifier [Axis]: Common Stock | FASTENAL CO
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	90,847
Total Current Value	$ 3,645,690
Investment, Identifier [Axis]: Common Stock | FirstService Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,081
Total Current Value	$ 1,256,838
Investment, Identifier [Axis]: Common Stock | GE AEROSPACE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	52,752
Total Current Value	$ 16,249,199
Investment, Identifier [Axis]: Common Stock | GE VERNOVA LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,406
Total Current Value	$ 6,147,479
Investment, Identifier [Axis]: Common Stock | GOLDMAN SACHS GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,205
Total Current Value	$ 3,696,195
Investment, Identifier [Axis]: Common Stock | Globus Med Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	33,777
Total Current Value	$ 2,949,070
Investment, Identifier [Axis]: Common Stock | Hamilton Lane Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	6,016
Total Current Value	$ 808,009
Investment, Identifier [Axis]: Common Stock | Healthequity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	16,985
Total Current Value	$ 1,555,996
Investment, Identifier [Axis]: Common Stock | I3 Verticals INC COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	32,507
Total Current Value	$ 818,851
Investment, Identifier [Axis]: Common Stock | INTUITIVE SURGICAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	22,979
Total Current Value	$ 13,014,386
Investment, Identifier [Axis]: Common Stock | J&J Snack Foods Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,957
Total Current Value	$ 809,444
Investment, Identifier [Axis]: Common Stock | JOHNSON & JOHNSON
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	25,850
Total Current Value	$ 5,349,658
Investment, Identifier [Axis]: Common Stock | Kinsale Capital Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,374
Total Current Value	$ 2,101,879
Investment, Identifier [Axis]: Common Stock | LINDE PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	6,024
Total Current Value	$ 2,568,573
Investment, Identifier [Axis]: Common Stock | LOWES COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	19,274
Total Current Value	$ 4,648,118
Investment, Identifier [Axis]: Common Stock | Lemaitre Vascular Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,735
Total Current Value	$ 1,276,109
Investment, Identifier [Axis]: Common Stock | Loar Holdings Inc COM SHS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	6,932
Total Current Value	$ 471,376
Investment, Identifier [Axis]: Common Stock | MACOM Technology Solutions Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,206
Total Current Value	$ 1,234,244
Investment, Identifier [Axis]: Common Stock | MARSH & MCLENNAN COS
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	14,227
Total Current Value	$ 2,639,393
Investment, Identifier [Axis]: Common Stock | MASTERCARD INC - A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	35,471
Total Current Value	$ 20,249,684
Investment, Identifier [Axis]: Common Stock | MEDLINE INC-CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	18,817
Total Current Value	$ 790,314
Investment, Identifier [Axis]: Common Stock | META PLATFORMS INC-CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	67,612
Total Current Value	$ 44,630,005
Investment, Identifier [Axis]: Common Stock | MICROSOFT CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	230,098
Total Current Value	$ 111,279,994
Investment, Identifier [Axis]: Common Stock | MONDELEZ INTERNATIONAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	24,334
Total Current Value	$ 1,309,899
Investment, Identifier [Axis]: Common Stock | MONOLITHIC POWER SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,771
Total Current Value	$ 4,324,244
Investment, Identifier [Axis]: Common Stock | MOODY S CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,539
Total Current Value	$ 2,829,598
Investment, Identifier [Axis]: Common Stock | MORGAN STANLEY
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	22,435
Total Current Value	$ 3,982,886
Investment, Identifier [Axis]: Common Stock | Marten Transport Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	36,083
Total Current Value	$ 410,625
Investment, Identifier [Axis]: Common Stock | Mesa Laboratories Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,451
Total Current Value	$ 270,904
Investment, Identifier [Axis]: Common Stock | NETFLIX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	191,574
Total Current Value	$ 17,961,978
Investment, Identifier [Axis]: Common Stock | NINTENDO LTD
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	280,947
Total Current Value	$ 4,736,766
Investment, Identifier [Axis]: Common Stock | NORFOLK SOUTHN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	24,511
Total Current Value	$ 7,076,816
Investment, Identifier [Axis]: Common Stock | NORTHROP GRUMMAN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,002
Total Current Value	$ 3,992,610
Investment, Identifier [Axis]: Common Stock | NVIDIA CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	680,792
Total Current Value	$ 126,967,708
Investment, Identifier [Axis]: Common Stock | Novanta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	16,056
Total Current Value	$ 1,910,503
Investment, Identifier [Axis]: Common Stock | OLD DOMINION FREIGHT LINE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	10,325
Total Current Value	$ 1,618,960
Investment, Identifier [Axis]: Common Stock | ORACLE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	49,028
Total Current Value	$ 9,556,047
Investment, Identifier [Axis]: Common Stock | Ollies Bargain Outlet Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	17,727
Total Current Value	$ 1,943,056
Investment, Identifier [Axis]: Common Stock | Onto Innovation Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,047
Total Current Value	$ 2,375,319
Investment, Identifier [Axis]: Common Stock | Option Care Health Inc COM NEW
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	23,996
Total Current Value	$ 764,513
Investment, Identifier [Axis]: Common Stock | PALANTIR TECHNOLOGIES INC-A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,800
Total Current Value	$ 2,808,450
Investment, Identifier [Axis]: Common Stock | PAYCHEX INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	26,694
Total Current Value	$ 2,994,533
Investment, Identifier [Axis]: Common Stock | PHILIP MORRIS INTL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	38,117
Total Current Value	$ 6,113,967
Investment, Identifier [Axis]: Common Stock | PROCTER & GAMBLE CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	13,857
Total Current Value	$ 1,985,847
Investment, Identifier [Axis]: Common Stock | PROGRESSIVE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	21,854
Total Current Value	$ 4,976,593
Investment, Identifier [Axis]: Common Stock | Palomar Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,465
Total Current Value	$ 601,703
Investment, Identifier [Axis]: Common Stock | RBC Bearings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,783
Total Current Value	$ 3,938,561
Investment, Identifier [Axis]: Common Stock | ROPER TECHNOLOGIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,153
Total Current Value	$ 3,184,015
Investment, Identifier [Axis]: Common Stock | ROSS STORES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	21,570
Total Current Value	$ 3,885,620
Investment, Identifier [Axis]: Common Stock | Repligen Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,293
Total Current Value	$ 1,195,031
Investment, Identifier [Axis]: Common Stock | SCHWAB CHARLES CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	85,499
Total Current Value	$ 8,542,205
Investment, Identifier [Axis]: Common Stock | SEA LTD ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	32,538
Total Current Value	$ 4,150,873
Investment, Identifier [Axis]: Common Stock | SERVICENOW INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	85,347
Total Current Value	$ 13,074,307
Investment, Identifier [Axis]: Common Stock | SHERWIN-WILLIAMS CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,154
Total Current Value	$ 2,966,171
Investment, Identifier [Axis]: Common Stock | SHOPIFY INC - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	52,816
Total Current Value	$ 8,501,792
Investment, Identifier [Axis]: Common Stock | SPS Commerce Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,688
Total Current Value	$ 506,971
Investment, Identifier [Axis]: Common Stock | SPX Technologies, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,148
Total Current Value	$ 1,630,089
Investment, Identifier [Axis]: Common Stock | STARBUCKS CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	38,438
Total Current Value	$ 3,236,864
Investment, Identifier [Axis]: Common Stock | STRYKER CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	11,158
Total Current Value	$ 3,921,702
Investment, Identifier [Axis]: Common Stock | SYNOPSYS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,668
Total Current Value	$ 4,541,253
Investment, Identifier [Axis]: Common Stock | Siteone Landscape Supply Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	13,182
Total Current Value	$ 1,641,950
Investment, Identifier [Axis]: Common Stock | T-MOBILE US INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	38,059
Total Current Value	$ 7,727,499
Investment, Identifier [Axis]: Common Stock | TAIWAN SEMICONDUCTOR-SP ADR
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	17,744
Total Current Value	$ 5,392,224
Investment, Identifier [Axis]: Common Stock | TE CONNECTIVITY PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	41,913
Total Current Value	$ 9,535,627
Investment, Identifier [Axis]: Common Stock | TESLA INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	58,757
Total Current Value	$ 26,424,198
Investment, Identifier [Axis]: Common Stock | TEXAS INSTRUMENTS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	39,770
Total Current Value	$ 6,899,697
Investment, Identifier [Axis]: Common Stock | THERMO FISHER SCIENTIFIC INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,897
Total Current Value	$ 5,155,367
Investment, Identifier [Axis]: Common Stock | TJX COMPANIES INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	28,390
Total Current Value	$ 4,360,988
Investment, Identifier [Axis]: Common Stock | TRANSDIGM GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,622
Total Current Value	$ 2,157,017
Investment, Identifier [Axis]: Common Stock | Texas Roadhouse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	16,704
Total Current Value	$ 2,772,864
Investment, Identifier [Axis]: Common Stock | Trex Company, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,662
Total Current Value	$ 549,423
Investment, Identifier [Axis]: Common Stock | Tyler Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,453
Total Current Value	$ 1,113,539
Investment, Identifier [Axis]: Common Stock | UFP Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,747
Total Current Value	$ 609,916
Investment, Identifier [Axis]: Common Stock | UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	29,676
Total Current Value	$ 9,796,345
Investment, Identifier [Axis]: Common Stock | VISA INC-CLASS A SHARES
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	75,056
Total Current Value	$ 26,322,890
Investment, Identifier [Axis]: Common Stock | Valvoline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	33,829
Total Current Value	$ 983,071
Investment, Identifier [Axis]: Common Stock | Veralto Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,272
Total Current Value	$ 426,260
Investment, Identifier [Axis]: Common Stock | Vericel Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	35,254
Total Current Value	$ 1,269,497
Investment, Identifier [Axis]: Common Stock | Vertex Inc CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	47,039
Total Current Value	$ 939,369
Investment, Identifier [Axis]: Common Stock | WD-40 Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,552
Total Current Value	$ 896,289
Investment, Identifier [Axis]: Common Stock | WillScot Holdings Corporation COM CL A
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	13,048
Total Current Value	$ 245,694
Investment, Identifier [Axis]: Common/Collective Trusts | American Beacon Small Cap Value Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,528,052
Total Current Value	$ 79,706,098
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock Equity Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,079,648
Total Current Value	$ 889,507,842
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock MSCI ACW Ex-US IM Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,416,050
Total Current Value	$ 201,088,675
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock Russell 2500 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,735,657
Total Current Value	$ 146,340,837
Investment, Identifier [Axis]: Common/Collective Trusts | BlackRock US Debt Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,531,897
Total Current Value	$ 74,096,579
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Managed Income Portfolio II Class 2 (at FMV)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2
Total Current Value	$ 2
Investment, Identifier [Axis]: Common/Collective Trusts | Fidelity Managed Income Portfolio II Class 3 (at FMV)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	258,024,555
Total Current Value	$ 258,024,555
Investment, Identifier [Axis]: Common/Collective Trusts | GQG International Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,478,841
Total Current Value	$ 66,997,954
Investment, Identifier [Axis]: Common/Collective Trusts | Invesco Stable Asset Fund - ADPZ Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	45,500
Total Current Value	$ 45,500
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2030 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,117,328
Total Current Value	$ 405,234,052
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2035 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,465,836
Total Current Value	$ 482,469,242
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2040 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	7,658,010
Total Current Value	$ 440,893,438
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2045 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	6,496,246
Total Current Value	$ 416,549,654
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2050 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,392,080
Total Current Value	$ 374,407,740
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2055 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,736,466
Total Current Value	$ 292,743,063
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2060 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,724,878
Total Current Value	$ 166,498,173
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2065 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,916,731
Total Current Value	$ 60,459,798
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index 2070 Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	213,568
Total Current Value	$ 2,577,672
Investment, Identifier [Axis]: Common/Collective Trusts | LifePath® Index Retirement Non-Lendable Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	14,289,093
Total Current Value	$ 426,348,214
Investment, Identifier [Axis]: Common/Collective Trusts | Select Leaders Series 2 Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	8,367,209
Total Current Value	$ 106,514,572
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | BlackRock High Yield Portfolio Fund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	829
Total Current Value	$ 511,232
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Columbia Contrarian Core Fund - Class I3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,098
Total Current Value	$ 253,833
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DFA Inflation Protection Securities Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,102
Total Current Value	$ 60,476
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DFA International Government Fixed Income Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	193
Total Current Value	$ 2,102
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,148,392
Total Current Value	$ 68,282,537
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DoubleLine Emerging Markets Local Currency Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	171,637
Total Current Value	$ 1,649,436
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DoubleLine Floating Rate Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	347,413
Total Current Value	$ 3,116,295
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DoubleLine Global Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	227,970
Total Current Value	$ 2,010,693
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DoubleLine Infrastructure Income Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	347,563
Total Current Value	$ 3,312,279
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | DoubleLine Selective Credit Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,158,647
Total Current Value	$ 8,701,437
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Invesco Global Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	3,206
Total Current Value	$ 357,324
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Invesco International Growth - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	298
Total Current Value	$ 29,249
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | JP Morgan Equity Income Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,967
Total Current Value	$ 152,695
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | JP Morgan Mid Cap Growth - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,032
Total Current Value	$ 75,680
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Janus Henderson Triton Fund - Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,220
Total Current Value	$ 269,473
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | MFS Global Total Return - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,144
Total Current Value	$ 108,645
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PGIM Global Total Return Fund - Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,442
Total Current Value	$ 57,488
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Income Fund - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	15,050
Total Current Value	$ 375,652
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Inflation Response Multi-Asset Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,543,264
Total Current Value	$ 23,550,624
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Asset-Backed Securities and Short-Term
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,738,240
Total Current Value	$ 20,580,760
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Emerging Markets Bond and Short-Term
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	416,384
Total Current Value	$ 4,138,856
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series High Yield & Short-Term Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	135,415
Total Current Value	$ 977,696
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series International
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	880,013
Total Current Value	$ 5,324,078
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Investment Grade Credit Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	2,273,237
Total Current Value	$ 20,731,917
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Mortgage and Short-Term Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,379,680
Total Current Value	$ 11,285,782
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Municipal Sector
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	162,169
Total Current Value	$ 966,527
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series Real Return Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	368,898
Total Current Value	$ 4,400,949
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | PIMCO Private Account Portfolio Series U.S. Government and Short-Term Inv
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,783,330
Total Current Value	$ 11,377,643
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Principal MidCap S&P 400 Index Fund - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,951
Total Current Value	$ 169,241
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Principal SmallCap S&P 600 Index - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,383
Total Current Value	$ 61,261
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard 500 Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	57,846
Total Current Value	$ 2,995,280
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Balanced Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	5,100
Total Current Value	$ 291,889
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Developed Markets Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	29,033
Total Current Value	$ 488,040
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Growth Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	31,438
Total Current Value	$ 1,177,362
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	25,961
Total Current Value	$ 260,906
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Mid-Cap Value Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	50,940
Total Current Value	$ 520,099
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Small-Cap Growth Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	21,265
Total Current Value	$ 247,095
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Small-Cap Value Index Fund - Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	4,787
Total Current Value	$ 272,467
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	16,780
Total Current Value	$ 874,910
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	19,207
Total Current Value	$ 844,155
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	21,579
Total Current Value	$ 888,629
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	42,206
Total Current Value	$ 1,629,150
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	9,628
Total Current Value	$ 348,997
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	43,646
Total Current Value	$ 1,501,411
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	53,210
Total Current Value	$ 1,156,775
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	92,650
Total Current Value	$ 980,242
Investment, Identifier [Axis]: Registered Investment Companies (Mutual Funds) | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	20,041
Total Current Value	$ 663,772
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 282,617
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 321,962
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 239,929
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 439,787
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 209,941
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.50%
Total Current Value	$ 432,617
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 7
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.50%
Total Current Value	$ 478,501
Investment, Identifier [Axis]: U.S. Government Issued Securities | Ginnie Mae II Pool 8
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.00%
Total Current Value	$ 580,818
Investment, Identifier [Axis]: U.S. Government Issued Securities | Government National Mortgage Association
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	2.00%
Total Current Value	$ 31,392
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Inflation-Indexed Note/Bond 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.38%
Total Current Value	$ 249,828
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Inflation-Indexed Note/Bond 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.63%
Total Current Value	$ 332,625
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Inflation-Indexed Note/Bond 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.50%
Total Current Value	$ 259,380
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.25%
Total Current Value	$ 1,369,842
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.38%
Total Current Value	$ 1,193,105
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 3
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.13%
Total Current Value	$ 2,227,202
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 4
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.88%
Total Current Value	$ 1,165,010
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 5
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	1.75%
Total Current Value	$ 1,840,611
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	0.88%
Total Current Value	$ 5,410,417
Investment, Identifier [Axis]: U.S. Government Issued Securities | United States Treasury Note/Bond 7
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate	3.88%
Total Current Value	$ 3,897,897